STRATS(SM) TRUST FOR PROCTER & GAMBLE SECURITIES, SERIES 2006-1 10-D

Exhibit 99.1

Trustee’s Distribution Statement

To the Holders of:

STRATS(SM) TRUST FOR PROCTER & GAMBLE SECURITIES, SERIES 2006-1
Structured Repackaged Asset-Backed Trust Securities
*CUSIP:	863121208 – Variable Floating Rate Certificates

The Bank of New York Mellon, as Trustee for the STRATS(SM) TRUST FOR PROCTER & GAMBLE SECURITIES, SERIES 2006-1, hereby gives notice with respect to the Scheduled Distribution Date of October 15th, 2025 (the “Distribution Date”) as follows:

1.	The amount received from Wachovia Bank, N.A. (the “Swap Counterparty”) on October 15th, 2025 was $52,850.65 and was distributed to Certificate holders as interest. The above amount was calculated by applying an interest rate of 4.68500% to a notional amount of $13,725,000 pursuant to a swap agreement dated as of February 28, 2006 between the Trustee and the Swap Counterparty (the “Swap Agreement”).

2.	The amount of the distribution payable to the Certificate holders on the Distribution Date allocable to principal and premium, if any, and interest, expressed as a dollar amount per $25 Certificate is set forth below:

Principal	Interest	Total Distribution
$0.00000000	$0.0962671220400729	$0.0962671220400729

3.	The amount of aggregate interest due and not paid as of the Distribution Date is $0.000000.

4.	No fees have been paid to the Trustee or any other party from the proceeds of the Underlying Securities.

5.	At the close of business on September 15th, 2025, the first day of the distribution period to which this statement relates (the “Beginning Date”), $13,725,000 aggregate principal amount of The Procter & Gamble Company 5.80% Notes due November 17, 2034 (the “Underlying Securities”) were held for the above trust. At the close of business on the Distribution Date, $13,725,000 aggregate principal amount of the Underlying Securities were held for the above trust.

6.	At the close of business on the Beginning Date, 549,000 Certificates representing $13,725,000 aggregate Certificate Principal Balance were outstanding. At the close of business on the Distribution Date, 549,000 Certificates representing $13,725,000 aggregate Certificate Principal Balance were outstanding.

7.	Pursuant to the Series Supplement, dated as of February 28, 2006, between the Depositor and the Trustee, the Trustee is required to establish an account in which to deposit all funds posted to secure the obligations of the Swap Counterparty under the Swap Agreement (the “Collateral Account”). At the close of business on the Beginning Date, the balance in the Collateral Account was $1,113,000.00. At the close of business on the Distribution Date, the balance in the Collateral Account was $1,113,000.00.

8.	The current rating of the Underlying Securities is not provided in this report. Ratings can be obtained from Standard & Poor’s Ratings Services, a division of The McGraw-Hill Companies, Inc., by calling 212-438-2400 and from Moody’s Investors Service, Inc. by calling 212-553-0377.

The Bank of New York Mellon, as Trustee

*The Trustee shall not be held responsible for the selection or use of the CUSIP number nor is any representation made as to its correctness. It is included solely for the convenience of the Holders.